Fair value measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value measurements
Note 15. Fair value measurements
The following table presents information about the Company’s assets and liabilities fair value at December 31, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	As of December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$137,482	$—	$—	$137,482
Commercial deposits	—	502	—	502
Marketable securities:
Corporate and Agency bonds	—	111,247	—	111,247
Treasury bills	—	969	—	969
US Government	—	26,203	—	26,203
Foreign currency derivative contracts	—	553	—	553

Total financial assets	$137,482	$139,474	$—	$276,956

Liabilities:
Foreign currency derivative contracts	—	(111)	—	(111)

Total financial liabilities	$—	$(111)	$—	$(111)

	As of December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$120,969	$—	$—	$120,969
Commercial deposits	—	3,260	—	3,260
Marketable securities:
Corporate and Agency bonds	—	59,035	—	59,035
US Government	—	8,517	—	8,517
Foreign currency derivative contracts	—	1,159	—	1,159

Total financial assets	$120,969	$71,971	$—	$192,940

Liabilities:
Restricted Sponsor Shares	$—	$—	$(47,247)	$(47,247)
Price Adjustment Shares	—	—	(81,715)	(81,715)
Public Warrants	(31,399)	—	—	(31,399)
Private Placement Warrants	—	—	(22,718)	(22,718)
Foreign currency derivative contracts	—	(164)	—	(164)

Total financial liabilities	$(31,399)	$(164)	$(151,680)	$(183,243)
Warrant liability
Upon the closing of the Merger, 20,000,000 Public Warrants and 9,666,667 Private Warrants, that were both issued by TWC prior to the Merger, were outstanding to purchase the Company’s Ordinary Shares. Each warrant entitled the holder to purchase one Company Ordinary Share at a price of $11.50 per share, subject to adjustments. The warrants were exercisable at any time commencing 30 days after the completion of the Merger and were to expire five years after the closing date of the Merger or earlier upon redemption or liquidation. The Company had the right to redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per warrant at any time after they became exercisable, provided that the last sale price of the Company Ordinary Shares equaled or exceeded $18.00 per share, subject to adjustments, for any 20 trading-days within a 30 trading-day period ending three business days prior to the date on which the Company sent notice of redemption to the warrant holders.
The Private Warrants had similar terms as the Public Warrants, except that the Private Warrants could be exercised for cash or on a cashless basis at the holder’s option and the private warrants could not be redeemed by the Company as long as they are held by the initial purchasers or their permitted transferees, but once they are transferred, they would have the same rights as the Public Warrants.
In addition, the Company had the right to redeem all the outstanding warrants (both public and private warrants) for $0.10 provided that the reference value equaled or exceeded $10.00 per share and the reference value was less than $18.00 per share. In both cases, the warrants holders subject to redemption could elect to exercise the warrants on a cashless basis and in the case of redemption for $0.10, the number of shares to be received would be determined by reference to the Make-Whole table included in the warrants' agreement.
As of December 31, 2023, the Company classified the warrants (both public and private) as a liability pursuant to ASC 815-40 since the warrants did not meet the equity classification conditions. Accordingly, the Company measured the warrants at their fair value. The warrants liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statement of comprehensive loss.
During August 2024, the Company elected to redeem all of the outstanding warrants. During August and September 2024 the Company issued an aggregate of 6,803,085 Ordinary Shares to the Public Warrants' holders. Of the 19,999,449 Public Warrants that were outstanding on August 15, 2024, 4,645 Public Warrants were exercised for cash at an exercise price of $11.50 per Ordinary Share in exchange for an aggregate of 4,645 Ordinary Shares and 19,878,580 Public Warrants were exercised on a cashless basis in exchange for an aggregate of 6,798,440 Ordinary Shares. A total of 116,224 Public Warrants remained unexercised as of the redemption date and the Company redeemed those Public Warrants for an aggregate redemption price of $11.
During September 2024, the Private Warrants agreement was modified and as a result of the modification, the Company concluded that the Private Warrants were no longer required to be classified as a liability under ASC 815-40. As such, the Company reclassified the Private Warrants liability to equity as of the modification date. During November 2024, the Company issued 3,306,000 Ordinary Shares to the Private Warrants' holders with such Private Warrants exercised on a cashless basis.
As of December 31, 2024, the Company has no remaining warrants outstanding.

	Public Warrants	Private Placement Warrants	Total Warrant liability
Balance, December 31, 2022	$12,960	$7,055	$20,015
Change in fair value	18,439	15,663	34,102
Balance, December 31, 2023	$31,399	$22,718	$54,117
Change in fair value	78,969	32,294	111,263
Reclassification to equity	(110,368)	(55,012)	(165,380)
Balance, December 31, 2024	$—	$—	$—
The estimated fair value of the private placement warrant liabilities is determined using Level 3 inputs. Inherent in a Black-Scholes valuation model are assumptions related to expected share-price volatility, expiration, risk-free interest rate and dividend yield. The Company estimates the volatility of its common share based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expiration of the warrants. The dividend yield is based on the historical rate, which the Company anticipates will remain at 0%.
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	December 31, 2024	December 31, 2023
Number of private placement warrants	—	9,666,667
Exercise price	—	$11.5
Share price	—	$8.66
Expiration term (in years)	—	2.66
Volatility	—	51.9%
Risk-free Rate	—	4.10%
Dividend yield	—	0%

Restricted Sponsor Shares liability and Price Adjustment Shares liability
7,500,000 Ordinary Shares issued to TWC Tech Holdings II, LLC, out of a total of 13,500,000 shares, are Restricted Sponsor Shares and were set to vest in 3 tranches of 3,000,000, 3,000,000 and 1,500,000, upon achievement of the triggering events (as defined in the Merger Agreement); if at any time during the Price Adjustment Period the price of Ordinary Shares was greater than or equal to $12.50, $15.00 and $30.00, respectively, over any twenty trading days within any thirty trading day period. In the event of a post-Closing change of control transaction involving the Company, any Restricted Sponsor Shares not previously vested will vest and will be entitled to participate in the change of control transaction. Upon the expiration of the Price Adjustment Period (a period of seven years), any unvested Restricted Sponsor Shares that have not vested as of such time will be forfeited. The Company security holders shall be entitled to vote their unvested Restricted Sponsor Shares and receive dividends and other distribution, and to have all other economic rights, in each case, with respect to such Restricted Sponsor Shares while they remain unvested.
Holders of the Ordinary Shares and vested RSUs, in each case as of immediately prior to the Merger, were eligible to receive up to 15,000,000 Ordinary Shares (the “Price Adjustment Shares”) issuable in three tranches of 5,000,000 upon achievement of the triggering events (if at any time during the Price Adjustment Period the price of the Company’s Ordinary Shares was greater than or equal to $12.50, $15.00 and $17.50, respectively, over any 20 trading-days within any 30 trading-day period.) or upon a Change of Control (as defined in Merger Agreement) before the five year anniversary of the closing date of the Merger.
The Company has determined that the Price Adjustment Shares, and the Restricted Sponsor Shares are freestanding financing instruments since those rights are legally detachable and separately exercisable. The Company has determined that the Price Adjustment Shares, and the Restricted Sponsor Shares are not indexed to Company’s stock since if a Change of Control occurs, all the Ordinary Shares underlying the Price Adjustment Shares and the Restricted Sponsor Shares will be issued or released regardless of the Company’s stock price. Therefore, as of December 31, 2023, the Company accounted for the Price Adjustment Shares and for the Restricted Sponsor Shares as a liability measured at fair value through earnings.
During the third quarter of fiscal 2024, the $12.50 and the $15.00 triggering events occurred, resulting in only one triggering event remaining for both Restricted Sponsor and shares and Price Adjustments Shares. As of September 13, 2024, upon meeting the second trigger event, the Company concluded that the Restricted Sponsor Shares and the Price Adjustments Shares were no longer required to be classified as a liability under ASC 815-40. As such, the Company reclassified the Restricted Sponsor Shares and Price Adjustment Shares from liability to equity. Consequently, the Company issued 10,000,000 Ordinary Shares to the price adjustment rights holders and 6,000,000 of the Restricted Sponsor Shares were no longer subject to forfeiture and share the same rights as the Company's Ordinary Shares.
During the fourth quarter of fiscal 2024, the $17.50 triggering event occurred, resulting in the issuance of 1,495,722 Ordinary Shares out of a possible 5,000,000 to the price adjustment rights holders.

The Restricted Sponsor shares liability and Price Adjustment Shares are measured at fair value using Level 3 inputs.

	Restricted sponsor shares	Price adjustment shares	Total
Balance, December 31, 2022	$17,532	$26,184	$43,716
Change in fair value of restricted sponsor shares and price adjustment shares	29,715	55,531	85,246
Balance, December 31, 2023	$47,247	$81,715	$128,962
Change in fair value of restricted sponsor shares and price adjustment shares	65,889	173,051	238,940
Reclassification to equity	(113,136)	(254,766)	(367,902)
Balance, December 31, 2024	$—	$—	$—
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	September 13, 2024		December 31, 2023
	Restricted sponsor shares	Price adjustment shares	Restricted sponsor shares	Price adjustment shares
Number of shares	1,500,000	5,000,000	7,500,000	15,000,000
Share price	$30.0	$17.5	$12.5-$30.0	$12.5-$17.5
Remaining exercise period	3.96	1.96	4.66	2.66
Share value	$12.52	$15.97	$3.62-$7.17	$4.47-$6.31